SHARE-BASED COMPENSATION - Employee ownership plan of Yaofang (Details) ¥ / shares in Units, ¥ in Thousands		6 Months Ended	12 Months Ended
	Dec. 28, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 ¥ / shares $ / shares	Dec. 31, 2022 CNY (¥) item ¥ / shares	Dec. 31, 2022 $ / shares ¥ / shares
SHARE-BASED COMPENSATION
Share based compensation expense			¥ 20,149		¥ 226,170		¥ 157,384
Total compensation cost recognized			20,149		¥ 226,170		¥ 157,384
Employee ownership plan of 1 Pharmacy Technology
SHARE-BASED COMPENSATION
Issuance Price			32,500
Fair value of Ordinary Shares | ¥ / shares		¥ 14.5			¥ 14.5	¥ 14.5	¥ 14.5	¥ 14.5
Share based compensation expense	¥ 152,991	¥ 0	0		¥ 204,353		¥ 87,218
Number of grantees affected | item							46
Unrecognized compensation expense			¥ 2,289	¥ 2,289
Weighted-average grant-date fair value of share units granted | ¥ / shares			¥ 0		¥ 13.5		¥ 13.5
Total fair value of restricted share units vested			¥ 0		¥ 0		¥ 0
Total compensation cost recognized	¥ 152,991	¥ 0	¥ 0		204,353		87,218
Employee ownership plan of 1 Pharmacy Technology | Tranche One
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			50.00%
Employee ownership plan of 1 Pharmacy Technology | Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			50.00%
Restricted share units
SHARE-BASED COMPENSATION
Issuance Price			¥ 21,568		18,261		23,921
Share based compensation expense			19,496		15,611		22,410
Weighted-average grant-date fair value of share units granted | $ / shares				¥ 0.52		¥ 1.3		¥ 1.26
Total compensation cost recognized			¥ 19,496		¥ 15,611		¥ 22,410
Weighted average period of unvested share options			3 months 18 days